Summary of Significant Accounting Policies - Narrative - Restricted Cash (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Restricted cash	$ 10,913,822	$ 13,858,768	$ 11,368,850